--------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

     [graphic omitted]
    NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------


                                                                     New England
                                                      Intermediate Term Tax Free
                                                                Fund of New York

                                                               [graphic omitted]



-----------------
  June 30, 1997
-----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                                     AUGUST 1997
--------------------------------------------------------------------------------

[Photo of Henry L.P. Schmeltzer]

DEAR NEW ENGLAND FUNDS SHAREHOLDER,

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive --only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,


/s/ Henry L.P. Schmelzer
    Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.


                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------
Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                 See next page

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustratng the growth of a $10,000 investment in New England Intermediate Term Tax Free Fund of New York since inception 4/23/93 compared to the Lehman Municipal Index and the Cost of Living. The data points for this chart are as follows:]

--------------------------------------------------------------------------------
                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                    APRIL 1993 (INCEPTION) THROUGH JUNE 1997
       COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND COST OF LIVING INDEX(5)


                                         With          Lehman
                       Net             Maximum        Municipal       Cost of
                  Asset Value(1)    Sales Charge(2)   Index(4)       Living(5)
                  --------------   ---------------   ---------       ---------
4/23/93             $10,000           $ 9,750         $10,000        $10,000
6/93                $10,256           $10,000         $10,224        $10,028
6/94                $10,387           $10,128         $10,244        $10,247
6/95                $11,039           $10,763         $11,145        $10,559
6/96                $11,818           $11,522         $11,095        $10,849
6/97                $12,775           $12,456         $12,093        $11,085

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------


                                      AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/97
--------------------------------------------------------------------------------
  CLASS A (Inception 4/23/93)      YTD              1 YEAR       SINCE INCEPTION
  Net Asset Value(1)               3.48%             8.10%            6.02%
  With Max. Sales Charge(2)        0.84              5.44             5.39
--------------------------------------------------------------------------------
  CLASS B (Inception 9/13/93)      YTD              1 YEAR       SINCE INCEPTION
 Net Asset Value(1)               3.10%              7.32%            4.04%
 With CDSC(3)                    -1.90               2.32             3.34

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

                                           COMPARATIVE PERFORMANCE AS OF 6/30/97
--------------------------------------------------------------------------------
                                  YTD   1 YEAR  SINCE INCEPTION  SINCE INCEPTION
                                                  CLASS A           CLASS B
 Lehman Municipal Index(4)       3.62%   9.00%      6.22%            5.41%
 Lipper NY Int. Municipal
   Average(6)                    2.63    6.68       4.98             4.37

                                                            YIELDS AS OF 6/30/97
--------------------------------------------------------------------------------
                                             CLASS A        CLASS B
      SEC 30-day Yield(7)                     4.53%          3.91%
      NY State Taxable Equivalent Yield(8)    8.07           6.97
      NY City Taxable Equivalent Yield(8)     8.48           7.32

NOTES TO CHARTS
(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(7) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.

(8) Taxable equivalent yield is based on the maximum combined federal and New York state income tax bracket of 43.9% or the combined federal, New York state and New York City income tax bracket of 46.6%. The alternative minimum tax and some federal and state taxes may apply.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------



                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of James Welch]
Back Bay Advisors, L.P.


Q. How did New England Intermediate Term Tax Free Fund of New York perform over the past six months?

The Fund posted strong performance. For the six-month period ended June 30, 1997, Class A shares generated a total return of 3.48%, based on net asset value. This return reflects the reinvestment of $0.192 per share in dividend distributions during the period and a change in share price to $7.71 on June 30, from $7.64 six months ago. By contrast, the Fund's Lipper peer group of New York Intermediate Municipal debt lagged with an average total return of 2.63%, as measured by Lipper Analytical Services. At the end of the period, the Fund's 30-day SEC yield was 4.53% for Class A shares. To equal that yield, a taxable investment would have to offer a yield of 8.07% for investors in the maximum combined federal and New York state income tax bracket of 43.9%.

Q. What was the environment like for municipal bonds during the period?

Very favorable. Economic growth strengthened and pushed income and corporate tax receipts higher, helping to fill municipal coffers. Rising property assessments also increased revenues. With growing incomes, state and local governments found less need to issue bonds, reducing the supply of new municipal securities.

The economy's strength, however, prompted investor concerns about inflation, driving interest rates higher. The Federal Reserve Board echoed these concerns in March 1997, by raising the benchmark federal funds rate by one-quarter percentage point. The federal funds rate is the rate at which banks may borrow money overnight. Despite stronger economic activity, price pressures remained well contained; and when signs of slower employment growth and consumer spending appeared later in the period, interest rates declined. Low inflation also benefited tax-exempt investments by enhancing the "real" rate of return earned by municipal bonds -- that is, the return received by investors after adjusting for inflation.

Q. How did you manage the Fund during the period?

We took a number of steps that paid off for the Fund. First, anticipating a gradual rise in interest rates earlier this year, we focused on decreasing your Fund's average duration, which is a measure, stated in years, of a security's sensitivity to interest rates. Shortening duration is one way to help safeguard against price declines when rates are rising. Second, we focused on higher-quality securities, which tend to hold up better in an uncertain interest rate environment. The average portfolio quality remains high at A, based on ratings issued by Standard & Poor's, a bond rating service.

We also selected bonds that we believed would benefit from general economic strength, low inflation and several factors specific to New York municipal securities. The state's robust economy and strong job growth provided good conditions for the New York municipal marketplace. Supply/demand dynamics for New York issues were extremely favorable and worked to the Fund's advantage. New York residents bear one of the nation's largest tax burdens. That burden increased the appeal of New York municipal bonds among New York state residents. In fact, demand for New York securities continues to outweigh supply. The rebounding state economy has reduced financing needs, helping to keep the supply of New York bonds at historically low levels. Among the portfolio's best performers were New York City issues, which made up about 15% of the portfolio. The City's improving financial picture enhanced the value of these issues.

Q. What is your outlook for the Fund in the months ahead?

Fixed-income securities have been offering relatively high real rates of return, which are returns minus inflation. That, on top of low supply levels and steady demand, has helped to make municipal securities among the best investment values in the fixed-income arena today.

Meanwhile, economic growth appears to be slowing, reducing the possibility of further Fed interest rate hikes in the near future. With interest rates likely to remain stable, we may gradually extend your Fund's duration a bit closer to its six-year limit as a way to increase yield.

--------------------------------------------------------------------------------
            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  CREDIT QUALITY COMPOSITION -- JUNE 30, 1997
--------------------------------------------------------------------------------

                            AAA ............... 20%
                            AA ................  8%
                            A ................. 18%
                            BB/Other ..........  5%
                            BBB ............... 49%

Quality is based on ratings provided by Standard & Poor's.

   Average Portfolio Quality = A       Average Effective Maturity = 9.1 Years

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

TAX EXEMPT OBLIGATIONS--98.4% OF TOTAL NET ASSETS

                                                                 RATINGS (c)
                                                                 (UNAUDITED)
                                                            ---------------------
   FACE                                                                  STANDARD
  AMOUNT    ISSUER                                          MOODY'S      & POOR'S       VALUE (a)
-------------------------------------------------------------------------------------------------
            GUAM--7.1%
$1,000,000  Guam Airport Authority, 6.400%, 10/01/05  ..      --           BBB       $  1,051,460
   500,000  Guam Airport Authority, 6.600%, 10/01/10  ..      --           BBB            522,200
                                                                                     ------------
                                                                                        1,573,660
                                                                                     ------------
            NEW YORK--74.7%
   250,000  Albany, NY, Housing Authority,
              6.250%, 10/01/12  ........................     Baa1           --            259,745
   475,000  Metropolitan Transportation Authority,
              5.750%, 7/01/08  .........................     Baa1          BBB            491,834
   500,000  Metropolitan Transportation Authority,
              7.125%, 7/01/09  .........................     Baa1          BBB            547,745
   500,000  Municipal Assistance Corporation New York,
              6.000%, 7/01/08  .........................      Aa2          AA-            541,895
   450,000  New York City Industrial Development Civic,
              6.000%, 8/01/07  .........................     Baa3           --            467,910
   250,000  New York City Municipal Water,
              7.000%, 6/15/09 ..........................      A2            A-            273,053
   250,000  New York City Municipal Water, Pre-Refunded,
              7.000%, 6/15/09  .........................      --            A-            274,857
 1,000,000  New York State Certificates, 6.000%, 9/01/98     Baa1          BBB          1,018,640
   500,000  New York State Dorm. Authority,
              5.750%, 7/01/07  .........................     Baa1          BBB            518,850
   500,000  New York State Dorm. Authority,
              6.000%, 7/01/06 ..........................     Baa1          BBB            526,240
   500,000  New York State Dorm. Authority,
              6.500%, 8/15/11  .........................     Baa1          BBB+           548,605
   500,000  New York State Dorm. Authority Revenues,
              5.750%, 7/01/13  .........................     Baa1          BBB            509,975
   500,000  New York State Dorm. Authority Revenues,
              6.000%, 2/15/08  .........................     Baa1          BBB+           517,020
   500,000  New York State Local Government Assistance,
              7.250%, 4/01/07  .........................      Aaa          AAA            556,965
   500,000  New York State Mortgage Revenue,
              6.250%, 4/01/10  .........................      Aa2           --            529,645
   565,000  New York State Urban Development Corp.,
              6.000%, 1/01/05  .........................     Baa1          BBB            595,979
   400,000  New York, NY, General Obligation,
              5.875%, 8/01/03  .........................     Baa1          BBB+           415,584
   500,000  New York, NY, General Obligation,
              7.000%, 8/01/06  .........................     Baa1          BBB+           560,595
   500,000  New York, NY, General Obligation,
              7.250%, 8/15/07  .........................     Baa1          BBB+           573,435
   290,000  New York, NY, Pre-Refunded, 8.000%, 8/01/03.      Aaa          AAA            332,094
 1,065,000  New York, NY, Pre-Refunded,
              8.400%, 11/15/08 ........................       Aaa         AAA           1,245,219
   500,000  Oneida Herkimer, 6.650%, 4/01/05  .........      Baa          BBB             527,110
 1,000,000  Onondaga County, NY Industrial Development
              Agency, 9.000%, 10/01/07  ...............      --            A            1,287,620
 1,000,000  Port Authority New York & New Jersey,
              7.000%, 10/01/07  .......................      --            --           1,102,970
 1,000,000  Port Authority New York & New Jersey,
              Special Obligation,
              6.250%, 12/01/09, (MBIA)  ................      Aaa          AAA          1,092,210
   200,000  Triborough Bridge & Tunnel Authority,
              6.000%, 1/01/12  .........................      Aa            A+            214,878
   350,000  Triborough Bridge & Tunnel Authority,
              6.625%, 1/01/12  .........................      Aa            A+            398,030
   500,000  Yonkers, NY, 6.000%, 8/01/03 (AMBAC)  ......      Aaa          AAA            536,450
                                                                                     ------------
                                                                                       16,465,153
                                                                                     ------------
            PUERTO RICO--11.3%
   600,000  Puerto Rico Commonwealth Aqueduct Sewer,
              6.250%, 7/01/12  .........................     Baa1           A             659,112
   245,000  Puerto Rico Commonwealth Highway &
              Transportation Auth.,
              5.500%, 7/01/15  .........................     Baa1           A             244,444
 1,000,000  Puerto Rico Commonwealth Highway &
              Transportation Auth.,
              6.152%, 7/01/04  .........................     Baa1          A1+          1,049,600
   500,000  Puerto Rico Electric Power Authority,
              5.900%, 7/01/03  .........................     Baa1          BBB+           527,820
                                                                                     ------------
                                                                                        2,480,976
                                                                                     ------------
            U.S. VIRGIN ISLANDS--5.3%
 1,065,000  Virgin Islands Public Finance Authority,
              7.750%, 10/01/06  ........................      --            --          1,168,422
                                                                                     ------------
            Total Tax Exempt Obligations
              (Identified Cost $20,792,561)  ...........                               21,688,211
                                                                                     ------------

SHORT TERM INVESTMENT--2.1%
-------------------------------------------------------------------------------------------------
  454,000  Household Finance Corp., 6.080%, 7/01/97  ...                                  454,000
                                                                                     ------------
           Total Short Term Investment (Identified Cost
             $454,000)  ................................                                  454,000
                                                                                     ------------
           Total Investments--100.5% (Identified Cost
             $21,246,561) (b)                                                          22,142,211
           Other assets less liabilities  ..............                                 (113,395)
                                                                                     ------------
           Total Net Assets--100%  .....................                             $ 22,028,816
                                                                                     ============

(a)See Note 1a.

(b)Federal Tax Information:
     At June 30, 1997 the net unrealized appreciation on investments based on cost of $21,246,561 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost ...............                 $900,641

       Aggregate gross unrealized depreciation for all investments in
         which there is an excess of tax cost over value ...............                   (4,991)
                                                                                         --------
       Net unrealized appreciation .....................................                 $895,650
                                                                                         ========
(c)The ratings shown are believed to be the most recent ratings available at June 30, 1997. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30,
   1997. The Fund's sub-advisor independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

Legend of Portfolio Abbreviations:
AMBAC  -- American Municipal Bond Assurance Corp.
MBIA   -- Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1997
(unaudited)

ASSETS
  Investments at value ........................................    $22,142,211
  Cash ........................................................            417
  Receivable for:
    Fund shares sold ..........................................          9,709
    Accrued interest ..........................................        439,837
    Unamortized organization expense ..........................          7,785
    Due from investment adviser ...............................         29,612
  Prepaid registration expense ................................          6,000
                                                                   -----------
                                                                    22,635,571
LIABILITIES
  Payable for:
    Securities purchased .......................... $547,747
    Fund shares redeemed ..........................      885
    Dividends declared ............................   22,818
  Accrued expenses:
    Deferred trustees' fees .......................    4,074
    Accounting and administrative .................    1,515
    Other expenses ................................   29,716
                                                    --------
                                                                       606,755
                                                                   -----------
NET ASSETS ....................................................    $22,028,816
                                                                   ===========
  Net Assets consist of:
    Capital paid in ...........................................    $21,863,989
    Undistributed net investment income .......................         18,897
    Accumulated net realized losses ...........................       (749,720)
    Unrealized appreciation on investments ....................        895,650
                                                                   -----------
NET ASSETS ....................................................    $22,028,816
                                                                   ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($19,512,312 divided by 2,532,395 shares of  beneficial
    interest) .................................................          $7.71
                                                                         =====
Offering price per share (100/97.50 of $7.71) .................          $7.91*
                                                                         =====
Net asset value and offering price of Class B shares
  ($2,516,504 divided by 327,358 shares of  beneficial
    interest) .................................................          $7.69**
                                                                         =====
Identified cost of investments ................................    $21,246,561
                                                                   ===========

 *Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Interest ...........................................                  $631,946
                                                                        --------
  Expenses
    Management fees ..................................   $  56,276
    Service fees - Class A ...........................      23,927
    Service and distribution fees - Class B ..........      11,489
    Trustees' fees and expenses ......................       5,953
    Accounting and administrative ....................       9,061
    Custodian ........................................      30,358
    Transfer agent ...................................      23,764
    Audit and tax services ...........................       9,000
    Legal ............................................       9,956
    Printing .........................................      10,515
    Registration .....................................       8,945
    Amortization of organization expenses ............       4,800
    Miscellaneous ....................................       6,873
  Total Expenses .....................................     210,917
  Less expenses waived and assumed by the investment
    adviser and subadviser ...........................    (111,186)       99,731
                                                         ---------      --------
  Net investment income ..............................                   532,215
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 OPTIONS AND FUTURES CONTRACTS
   Realized gain (loss) on:
      Investments - net ..............................      15,914
      Futures contracts - net ........................      16,843
      Options contracts - net ........................     (36,618)
      Total realized loss on investments .............      (3,861)
  Unrealized appreciation on:
      Investments - net ..............................     173,730
    Net gain on investment transactions ..............    --------       169,869
                                                                        --------
  NET INCREASE IN NET ASSETS FROM OPERATIONS .........                  $702,084
                                                                        ========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)
                                                                     SIX MONTHS
                                                  YEAR ENDED           ENDED
                                                 DECEMBER 31,         JUNE 30,
                                                    1996               1997
                                                 ------------      -------------
FROM OPERATIONS
  Net investment income ......................  $    972,909       $     532,215
  Net realized gain (loss) on investments
    and options and futures transactions .....        37,646             (3,861)
  Unrealized appreciation (depreciation)
    on investments ...........................      (102,938)           173,730
  Increase in net assets from operations .....       907,617            702,084
                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ..................................      (863,677)          (476,882)
    Class B ..................................       (88,761)           (48,626)
                                                ------------       ------------
                                                    (952,438)          (525,508)
                                                ------------       ------------
  Increase in net assets derived from
    capital share transactions ...............     2,947,501            843,797
                                                ------------       ------------
  Total increase in net assets ...............     2,902,680          1,020,373

NET ASSETS
  Beginning of the period ....................    18,105,763         21,008,443
                                                ------------       ------------
  End of the period ..........................  $ 21,008,443       $ 22,028,816
                                                ============       ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 NET INVESTMENT INCOME
  Beginning of the period ....................  $     (8,308)      $     12,190
                                                ------------       ------------
  End of the period ..........................  $     12,190       $     18,897
                                                ============       ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(unaudited)

                                                                CLASS A
                                ---------------------------------------------------------------------------------
                                  APRIL 23,(a)         YEAR             YEAR              YEAR         SIX MONTHS
                                   THROUGH            ENDED            ENDED             ENDED           ENDED
                                 DECEMBER 31,       DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     JUNE 30,
                                   1993               1994              1995              1996           1997
                                ------------       ------------     ------------      ------------    -----------

Net Asset Value,
  Beginning of
  Period ............              $ 7.50            $ 7.76            $ 7.07            $ 7.68          $ 7.64
                                   ------            ------            ------            ------          ------
Income From
  Investment
  Operations
Net Investment Income                0.26              0.37              0.38              0.39            0.19
Net Realized and
  Unrealized
  Gain (Loss) on
  Investments .......                0.29             (0.68)             0.62             (0.05)           0.07
                                   ------            ------            ------            ------          ------
Total From Investment
  Operations ........                0.55             (0.31)             1.00              0.34            0.26
                                   ------            ------            ------            ------          ------
Less Distributions
Distributions From
  Net Investment
  Income ............               (0.25)            (0.38)            (0.39)            (0.38)          (0.19)
Distributions in
  excess of net
  investment income .               (0.04)             0.00              0.00              0.00            0.00
                                   ------            ------            ------            ------          ------
Total Distributions .               (0.29)            (0.38)            (0.39)            (0.38)          (0.19)
                                   ------            ------            ------            ------          ------
Net Asset Value, End
  of Period .........              $ 7.76            $ 7.07            $ 7.68            $ 7.64          $ 7.71
                                   ======            ======            ======            ======          ======
Total Return (%) (d)                  7.4              (4.1)             14.5               4.6             3.5
Ratio of Operating
  Expenses
  to Average Net
  Assets (%) (b) ....                0.70(c)           0.70              0.70              0.75            0.85(c)
Ratio of Net
  Investment Income
  to  Average Net
  Assets (%) ........                4.88(c)           5.13              5.18              5.15            5.05(c)
Portfolio Turnover
  Rate (%) ..........                 121(c)            219               155                99              49(c)
Net Assets, End of
  Period (000) ......             $21,122           $15,875           $16,388           $18,854         $19,512

(a)Commencement of operations.
(b)Effective September 1, 1996 expenses were voluntarily limited to .85% of Class A average net assets. Prior to September 1, 1996 expenses were voluntarily limited to .70% of Class A average net assets. See
   Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.11%
   (annualized) for the period ended December 31, 1993, 1.79%, 1.88%, and 1.93% for the years ended December 31, 1994, 1995, and 1996, respectively and 1.89% for the six months ended June 30, 1997.
(c)Computed on an annualized basis.
(d)A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

(unaudited)

                                                               CLASS B
                      ------------------------------------------------------------------------------------------
                        SEPTEMBER 13,(a)          YEAR              YEAR              YEAR          SIX MONTHS
                            THROUGH              ENDED             ENDED             ENDED            ENDED
                          DECEMBER 31,        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       JUNE 30,
                              1993                1994              1995              1996             1997
                      --------------------  ----------------  ----------------  ----------------  --------------
Net Asset Value,
  Beginning of
  Period ...........       $ 7.85               $ 7.76            $ 7.06            $ 7.67            $ 7.62
                           ------               ------            ------            ------            ------
Income From
  Investment
  Operations
Net Investment
Income .............         0.10                 0.32              0.33              0.34              0.16
Net Realized and
  Unrealized
  Gain (Loss) on
  Investments ......        (0.05)               (0.69)             0.62             (0.06)             0.07
                           ------               ------            ------            ------            ------
Total From
  Investment
  Operations .......         0.05                (0.37)             0.95              0.28              0.23
                           ------               ------            ------            ------            ------
Less Distributions
Distributions From
  Net Investment
  Income ...........        (0.10)               (0.33)            (0.34)            (0.33)            (0.16)
Distributions in
  excess of net
  investment income         (0.04)                0.00              0.00              0.00              0.00
                           ------               ------            ------            ------            ------
Total Distributions         (0.14)               (0.33)            (0.34)            (0.33)            (0.16)
                           ------               ------            ------            ------            ------
Net Asset Value, End
  of Period ........       $ 7.76               $ 7.06            $ 7.67            $ 7.62            $ 7.69
                           ======               ======            ======            ======            ======
Total Return (%) (d)          0.5                 (4.9)             13.7               3.7               3.1

Ratio of Operating
  Expenses
  to Average Net
  Assets (%) (b) ...         1.45(c)              1.45              1.45              1.50              1.60(c)
Ratio of Net
  Investment
  Income to  Average
  Net
  Assets (%) .......         3.68(c)              4.38              4.43              4.40              4.29(c)
Portfolio Turnover
  Rate (%) .........          121(c)               219               155                99                49(c)
Net Assets, End of
  Period (000) .....       $  555               $1,152            $1,718            $2,154            $2,517

(a)Commencement of operations.
(b)Effective September 1, 1996 expenses were voluntarily limited to
   1.60% of Class B average net assets. Prior to September 1, 1996 expenses were voluntarily limited to 1.45% of Class B average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.86% (annualized) for the period ended December 31, 1993,
   2.54%, 2.63%, and 2.68% for the years ended December 31, 1994, 1995, and 1996, respectively and 2.64% for the six months ended June 30,
   1997.
(c)Computed on an annualized basis.
(d)A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The premium paid by the Fund for the purchase of a call or a put option is included in the asset section of the Fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

The risk in writing a call option is that the fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the fund may not be able to enter into a closing transaction because of an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

H. ORGANIZATION EXPENSE. Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $27,000 and were paid by the Fund. These costs are being amortized over 60 months beginning April 23, 1993.

2. PURCHASE AND SALES SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were $5,876,152 and $5,232,826, respectively.

Investments in written options for the Fund for the six months ended June 30, 1997 are summarized as follows:

                                                  WRITTEN OPTIONS
                                          --------------------------------
                                          NUMBER OF             PREMIUMS
                                          CONTRACTS             RECEIVED
                                          ---------             --------
      Open at December 31, 1996                 0              $          0
      Contracts opened .............          225                    36,628
      Contracts closed .............         (225)                  (36,628)
                                              ---              ------------
      Open at June 30, 1997 ........            0              $          0
                                              ===              ============

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1997 are as follows:

      FEES EARNED
      -----------
      $28,138(a)                  New England Funds Management, L.P.
      $28,138(a)                  Back Bay Advisors, L.P.

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

B. ACCOUNTING AND ADMINISTRATION EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $9,061 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $23,927 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any six months exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior six months) may be carried forward for reimbursement in future six months in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1997 is $222,162.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $2,872 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1997, the Fund paid New England Funds $8,617 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1997 amounted to $21,348.

D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $14,770 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, New England Investment Companies or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                         $712
     Meeting Fee                             $114/meeting
     Committee Meeting Fee                   $68/meeting
     Committee Chairman Retainer             $9/six months

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay Advisors and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.60% of Class B average daily net assets. Prior to September 1, 1996 Back Bay Advisors and NEFM voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing voluntary limitation during the six months ended June 30, 1997 Back Bay Advisors waived its entire management fee of $28,138 and NEFM waived its entire management fee of $28,138. In addition NEFM reimbursed the Fund $54,910 for expenses which exceeded the management fee waiver.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than is a comparable municipal bond fund that is not as concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of New York municipal securities to meet their financial obligations.

6. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                          YEAR ENDED                   SIX MONTHS ENDED
                                                      DECEMBER 31, 1996                 JUNE 30, 1997
                                                  -------------------------       -------------------------
CLASS A                                            SHARES          AMOUNT          SHARES          AMOUNT
-------                                           --------       ----------       --------       ----------
Shares sold ................................       656,773       $4,955,874        294,724       $2,252,623
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment income .        87,814          665,675         46,998          359,045
                                                  --------       ----------       --------       ----------
                                                   744,587        5,621,549        341,722        2,611,668
Shares repurchased .........................      (410,506)      (3,111,622)      (276,668)      (2,106,005)
                                                  --------       ----------       --------       ----------
Net increase ...............................       334,081       $2,509,927         65,054       $  505,663
                                                  --------       ----------       --------       ----------

                                                          YEAR ENDED                   SIX MONTHS ENDED
                                                      DECEMBER 31, 1996                 JUNE 30, 1997
                                                  -------------------------       -------------------------
CLASS B                                            SHARES          AMOUNT          SHARES          AMOUNT
-------                                           --------       ----------       --------       ----------
Shares sold ................................       117,624       $  884,081         53,279       $  403,409
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment income .         8,715           65,829          4,773           36,373
                                                  --------       ----------       --------       ----------
                                                   126,339          949,910         58,052          439,782
Shares repurchased .........................       (67,855)        (512,336)       (13,334)        (101,648)
                                                  --------       ----------       --------       ----------
Net increase ...............................        58,484       $  437,574         44,718       $  338,134
                                                  --------       ----------       --------       ----------
Increase derived from capital shares
  transactions .............................       392,565       $2,947,501        109,772       $  843,797
                                                  ========       ==========       ========       ==========

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.


MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus, contact your
                     financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to
                 read the prospectus carefully before investing.

                                                              --------------
                    (Logo)                                       BULK RATE
              NEW ENGLAND FUNDS(R)                             U.S. POSTAGE
        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



---------------------    ---------------------
        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
---------------------    ---------------------

                  NY58-0697

 [recycle symbol] Printed On Recycled Paper